Cover	Apr. 23, 2026	May 27, 2025
Cover [Abstract]
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Document Type	8-K
Document Period End Date	Apr. 23, 2026
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
Entity Incorporation, State or Country Code		L2
Entity File Number		001-34400
Entity Tax Identification Number		98-0626632
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Apr. 23, 2026
Document Type	8-K
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Incorporation, State or Country Code		L2
Entity File Number		001-34400
Entity Tax Identification Number		98-0626632
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Address, Postal Zip Code	00000
Common Stock
Cover [Abstract]
Title of 12(b) Security		Ordinary Shares, Par Value $1.00 per Share
Trading Symbol		TT
Security Exchange Name		NYSE
Document Information [Line Items]
Title of 12(b) Security		Ordinary Shares, Par Value $1.00 per Share
Security Exchange Name		NYSE
Trading Symbol		TT
Five point one zero percent senior notes due two thousand thirty-four
Cover [Abstract]
Title of 12(b) Security		5.100% Senior Notes due 2034
Trading Symbol		TT34
Security Exchange Name		NYSE
Document Information [Line Items]
Title of 12(b) Security		5.100% Senior Notes due 2034
Security Exchange Name		NYSE
Trading Symbol		TT34
Five point Twenty-Five Percent Senior Notes Due Two Thousand Thirty Three
Cover [Abstract]
Title of 12(b) Security		5.250% Senior Notes due 2033
Trading Symbol		TT33
Security Exchange Name		NYSE
Document Information [Line Items]
Title of 12(b) Security		5.250% Senior Notes due 2033
Security Exchange Name		NYSE
Trading Symbol		TT33